Shareholders' Equity - Summary of Movements in the Number of Treasury Common Shares (Detail) - EUR (€) shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of treasury shares [line items]
At January 1	€ 325	€ 190
At December 31	337	325	€ 190
Common shares B [member]
Disclosure of treasury shares [line items]
At January 1	2	2
At December 31	€ 2	€ 2	€ 2
Aegon N. V. and subsidiaries [member] | Common Share [member]
Disclosure of treasury shares [line items]
At January 1	64,488	47,473	42,998
At December 31	61,418	64,488	47,473
At January 1	€ 314	€ 178	€ 257
At December 31	€ 326	€ 314	€ 178
Aegon N. V. and subsidiaries [member] | Common shares B [member]
Disclosure of treasury shares [line items]
At January 1	15,346	17,325
At December 31	13,856	15,346	17,325
At January 1	€ 2	€ 2
At December 31	€ 2	€ 2	€ 2
Aegon N. V. and subsidiaries [member] | Sale Transactions Price Average 3.76 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(3,070)
Sale: transactions, price average, Amount	€ (12)
Aegon N. V. and subsidiaries [member] | Sale Transactions Price Average 4.62 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(21,954)
Sale: transactions, price average, Amount	€ (101)
Aegon N. V. and subsidiaries [member] | Purchase Transactions Average Price 5.34 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	21,954
Purchase: transactions, average price, Amount	€ 117
Aegon N. V. and subsidiaries [member] | Sale Transactions Average Price Five Point Zero Nine [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(24,134)
Sale: transactions, price average, Amount	€ (123)
Aegon N. V. and subsidiaries [member] | Purchase Transactions Average Price 5.43 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	24,134
Purchase: transactions, average price, Amount	€ 131
Aegon N. V. and subsidiaries [member] | Sale transactions price average 3.44 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(4,085)
Sale: transactions, price average, Amount		€ (14)
Aegon N. V. and subsidiaries [member] | Sale transactions price average 3.68 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(26,916)
Sale: transactions, price average, Amount		€ (99)
Aegon N. V. and subsidiaries [member] | Sale transactions price average 3.77 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(3,849)
Sale: transactions, price average, Amount		€ (14)
Aegon N. V. and subsidiaries [member] | Purchase transactions average price 5.09 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		51,865
Purchase: transactions, average price, Amount		€ 263
Aegon N. V. and subsidiaries [member] | Purchase: transactions, average price EUR 4.81 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			83,117
Purchase: transactions, average price, Amount			€ 400
Aegon N. V. and subsidiaries [member] | Sale: transactions, price average EUR 6.49 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			(6,153)
Sale: transactions, price average, Amount			€ (40)
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, price EUR 6.38 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			(20,137)
Sale: transactions, price average, Amount			€ (129)
Aegon N. V. and subsidiaries [member] | Purchase: transactions, average price EUR 3.51 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			29,259
Purchase: transactions, average price, Amount			€ 103
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, price EUR 5.11 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			(29,259)
Sale: transactions, price average, Amount			€ (150)
Aegon N. V. and subsidiaries [member] | Shares withdrawn: 1 transaction, price EUR 4.60 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			(83,117)
Shares withdrawn: 1 transaction, price EUR 4.60			€ (382)
Aegon N. V. and subsidiaries [member] | Purchase: transactions, average price EUR 3.84 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			30,765
Purchase: transactions, average price, Amount			€ 118
Aegon N. V. and subsidiaries [member] | Sale transactions average price 0.11 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(1,489)	(1,979)
Aegon N. V. and subsidiaries [member] | Sale transactions price average 0.11 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(13,043)
Sale: transactions, price average, Amount		€ (1)
Aegon N. V. and subsidiaries [member] | Purchase transactions average price 0.13 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		13,043
Purchase: transactions, average price, Amount		€ 2
Aegon N. V. and subsidiaries [member] | Purchase transactions average price 0.11 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			17,325
Purchase: transactions, average price, Amount			€ 2
Aegon N.V [member]
Disclosure of treasury shares [line items]
At January 1	80,996
At December 31	76,419	80,996
At January 1	€ 325
At December 31	€ 337	€ 325
Aegon N.V [member] | Common Share [member]
Disclosure of treasury shares [line items]
At January 1	64,488	47,473
At December 31	61,418	64,488	47,473
At January 1	€ 314	€ 178
At December 31	€ 326	€ 314	€ 178
Aegon N.V [member] | Common shares B [member]
Disclosure of treasury shares [line items]
At January 1	15,346	17,325
At December 31	13,856	15,346	17,325
At January 1	€ 2	€ 2
At December 31	€ 2	€ 2	€ 2
Aegon N.V [member] | Sale Transactions Price Average 3.76 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(3,070)
Sale: transactions, price average, Amount	€ (12)
Aegon N.V [member] | Sale Transactions Price Average 4.62 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(21,954)
Sale: transactions, price average, Amount	€ (101)
Aegon N.V [member] | Purchase Transactions Average Price 5.34 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	21,954
Purchase: transactions, average price, Amount	€ 117
Aegon N.V [member] | Sale Transactions Average Price Five Point Zero Nine [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(24,134)
Sale: transactions, price average, Amount	€ (123)
Aegon N.V [member] | Purchase Transactions Average Price 5.43 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	24,134
Purchase: transactions, average price, Amount	€ 131
Aegon N.V [member] | Sale transactions price average 3.44 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(4,085)
Sale: transactions, price average, Amount		€ (14)
Aegon N.V [member] | Sale transactions price average 3.68 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(26,916)
Sale: transactions, price average, Amount		€ (99)
Aegon N.V [member] | Sale transactions price average 3.77 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(3,849)
Sale: transactions, price average, Amount		€ (14)
Aegon N.V [member] | Purchase transactions average price 5.09 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		51,865
Purchase: transactions, average price, Amount		€ 263
Aegon N.V [member] | Sale transactions average price 0.11 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(1,489)	(1,979)
Aegon N.V [member] | Sale transactions price average 0.11 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(13,043)
Sale: transactions, price average, Amount		€ (1)
Aegon N.V [member] | Purchase transactions average price 0.13 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		13,043
Purchase: transactions, average price, Amount		€ 2